UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: April 30, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: International Equity Fund
(Institutional Class and Class L)
Annual Report
April 30, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Management Discussion
Effective June 25, 2018, the inception date of the Fund, Great-West Funds, Inc. and Great-West Capital Management, LLC retained Franklin Templeton Institutional, LLC (“Franklin Templeton”), Irish Life Investment Managers Limited (“ILIM”), and LSV Asset Management (“LSV”) as sub-advisers to the Fund.
For the since inception period ended April 30, 2019, the Fund (Institutional Class shares) returned -0.83% relative to a -0.81% return for the MSCI EAFE Index, the Fund’s benchmark index.
Franklin Templeton Commentary
The global economy expanded during the period under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, the U.S. Federal Reserve’s (“Fed’s”) indications of a patient approach to its 2019 monetary policy decisions and optimism about a potential U.S.-China trade deal. However, various factors weighed on global markets, particularly in the last quarter of 2018. These included concerns about regulation of technology companies, political uncertainties in the U.S. and the European Union, the Fed’s interest-rate path and the European Central Bank’s unwinding of its bond purchase program. Markets were also pressured by U.S. trade disputes with China and other trading partners, and the resulting impact on global growth and corporate earnings. In this environment, global stocks rose for the period ended April 30, 2019.
During the period, the portion of the Fund sub-advised by Franklin Templeton outperformed its benchmark, the MSCI EAFE Index. Stock selection and an overweight allocation in the information technology (“IT”) sector along with stock selection in the consumer discretionary and financials sectors contributed to relative performance.
In IT, relative contributors included Shopify, a Canada-based maker of software for retailers. Demand has been strong for the company's products and services among small- and medium-sized retailers, and the company is making a push into the enterprise and international markets to drive additional growth.
In consumer discretionary, relative contributors included MercadoLibre, an Argentina-based online marketplace operator, and boohoo Group, a U.K.-based online fashion brand. MercadoLibre has benefited from strong user activity on its platform and increased use of its payment and shipping services. Boohoo, meanwhile, has managed to buck a lackluster U.K. consumer spending environment due partly to recent marketing efforts, which have supported rapid sales growth.
In financials, Italian multi-channel lender FinecoBank boosted relative results. The bank has continued to lure customers away from its larger, more structurally challenged competitors in the Italian banking market.
In other sectors, German aircraft engine manufacture MTU Aero Engines bolstered relative results due to solid demand for its new engines and ongoing maintenance services for older engines.
Conversely, stock selection in the communication services, health care and energy sectors hurt relative performance.

In communication services, CyberAgent, a Japan-based advertising, gaming and media company, hampered relative results. We believe CyberAgent’s gaming and advertising businesses should continue to grow, which would allow the company to invest the resulting profits back into its media businesses to drive future growth.
In health care, U.K.-based medical technology company Liva Nova hurt relative performance due to short-term weakness in its neuromodulation business, which was related to competitive pressures and salesforce turnover. We believe the company’s strong market position in both cardiac surgery and neurostimulation products should support longer-term growth.
In energy, British oilfield services firm John Wood Group detracted from relative performance. The company was hurt by continued concerns about its efforts to reduce debt along with the uncertain capital spending environment in the oil and gas industry. We believe growth should return over the longer term as more large oil companies begin to boost their budgets to replace oil reserves.
Elsewhere, Japanese online apparel retailer ZOZO detracted from relative performance. Recent earnings reports were lackluster as the company retools its business, but we believe that over the longer-term the company should benefit as more Japanese consumers buy clothing online. British cybersecurity firm Sophos Group also hindered relative results as bookings growth decelerated from previously robust levels.
During the period, the U.S. dollar rose in value against most foreign currencies, which hurt the performance of the portion of the Fund sub-advised by Franklin Templeton because investments in securities with non-U.S. currency exposure lost value as the U.S. dollar rose.
ILIM Commentary
Global equities have generated positive returns since June of last year, although volatility was a feature throughout the period. The second half of 2018 was particularly treacherous as political woes, trade war fears, end-of-cycle concerns and monetary policy tightening impacted markets. Global equities however rebounded in 2019 as the U.S. Federal Reserve dovishly changed course, hopes of a U.S.-China trade deal were rekindled and earnings growth surprised positively.
Pacific Basin (ex-Japan) stocks rose 7.69% since the Fund’s inception. Chinese growth slowed throughout 2018 and acted as a drag on the region. The fall in commodity prices in the second half of 2018 was also negative for commodity exporters across the region. Asian data generally remained mixed in 2019, but signs of green shoots have appeared of late as a result of the stimulus measures announced in China over the last year.
European ex U.K. markets are up 7.15% since the inception of the Fund. Gross Domestic Product (“GDP”) growth in the Eurozone slowed from 2.6% year over year at the start of 2018 to less than half by the end of the year, growing 1.1% year over year in the fourth quarter. Political tensions in Italy acted as a drag on sentiment towards the region throughout the year as did the ongoing uncertainty related to Brexit. Economic data remained mixed in 2019 with continued weakness in Germany acting as a drag, however, some tentative signs of stabilization also appeared in Europe with first quarter GDP surprising to the upside, rising 1.2% year over year.
Japanese stocks fell -2.78% since the Fund’s launch as a result of the mixed economic backdrop. Distortions caused by severe weather events including a major earthquake and hurricanes caused major disruptions in activity levels and gave rise to a contraction in GDP in the third quarter of last year. While GDP growth once again turned positive in the fourth quarter, other data continued to disappoint in 2019, with concerns surrounding the planned value-added tax hike due in October also acting as a headwind for Japanese equities.
U.K. equities rose 2.42% since the Fund’s inception. Global influences and Brexit related uncertainty continued to act as a drag on growth with GDP growth slowing to 1.4% by the end of 2018 as a result. However, the weakness in sterling associated with the ongoing Brexit uncertainty acted as a partial offset, being supportive of exporters and helping to soften the scale of the fall in the U.K. equity market. First quarter GDP rebounded to 1.8% year over year with business investment reversing some of its uncertainty-related 2018 decline and Brexit-related inventory buildup providing a temporary boost.
LSV Commentary
For the since inception period ended April 30, 2019, value stocks have underperformed the market so LSV’s deep value style has been out of favor. The MSCI EAFE Index had a return of -0.81% since the Fund’s inception while the MSCI EAFE Value Index declined -0.90% in the same period. The portion of the Fund sub-advised by LSV fell 3.0% during this fiscal year as the market has worried about a potential global recession, trade/tariffs, Brexit and other geopolitical fears. This has caused a disconnect between company fundamentals and stock prices as macro news has been the main driver of recent stock returns.
LSV’s focus on cheaper stocks has been the biggest reason for the relative underperformance in fiscal 2019. Companies that trade in the cheapest quintile based on earnings or book value really lagged the most expensive quintile during the period and the portion of the Fund sub-advised by LSV trades at significant valuation discount relative to the EAFE Index and even slightly cheaper than the EAFE Value Index. The portion of the Fund sub-advised by LSV is well diversified, country neutral relative to the benchmark and has a smaller capitalization bias than the indices which are capitalization weighted (the largest stocks get the largest weight). By focusing on where the best ‘values’ are with the stock selection model, many of the highest rated stocks are cheaper and smaller in market capitalization than the typical stock in the benchmark. In this fiscal year, style and size were the biggest detractors for the portion of the Fund sub-advised by LSV.
The views and opinions in this report were current as of April 30, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of individual retirement accounts ("IRA(s)") or your financial professional brokerage commissions, if applicable. If such fees and expenses were included, returns would be lower.
*For the period from June 25, 2018 (inception) through April 30, 2019.
Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended April 30, 2019 (unaudited)
	One Year	Since Inception(a)(b)
Institutional Class	N/A	-0.83%
Class L	N/A	0.46%
(a) Class L inception date was September 10, 2018.
(b) Institutional Class inception date was June 25, 2018.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.
Summary of Investments by Ratings as of April 30, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.62%
Financial	21.12
Consumer, Cyclical	14.25
Industrial	11.90
Basic Materials	8.15
Communications	7.50
Energy	6.22
Technology	5.34
Utilities	2.69
Diversified	0.21
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/01/18)	(04/30/19)	(11/01/18 – 04/30/19)
Institutional Class
Actual	$1,000.00	$1,067.60	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Class L
Actual	$1,000.00	$1,071.00	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.97%
1,836	Air Liquide SA	$ 244,247
400	Air Water Inc	6,102
992	Akzo Nobel NV	84,286
9,881	Alumina Ltd	15,636
20,698	Anglo American PLC	537,054
2,142	Antofagasta PLC	25,458
2,816	ArcelorMittal	61,265
2,312	Arkema SA	237,389
5,600	Asahi Kasei Corp	57,716
0	Barrick Gold Corp	7
7,540	BASF SE(a)	615,575
13,177	BHP Group Ltd	348,694
8,773	BHP Group PLC	207,060
20,082	BlueScope Steel Ltd	190,835
6,765	Boliden AB	201,326
679	Brenntag AG	36,601
1,266	Clariant AG	26,047
5,727	Covestro AG(b)	314,686
550	Croda International PLC	37,222
800	Daicel Corp	8,975
2,100	Dowa Holdings Co Ltd	68,475
51	EMS-Chemie Holding AG	30,885
11,377	Evonik Industries AG	339,635
8,089	Fortescue Metals Group Ltd	40,875
636	Fresnillo PLC	6,228
42	Givaudan SA	108,751
51,056	Glencore PLC	202,535
700	Hitachi Chemical Co Ltd(a)	18,670
600	Hitachi Metals Ltd	6,935
10,252	Incitec Pivot Ltd	24,363
4,344	Israel Chemicals Ltd	23,066
10,500	JFE Holdings Inc	180,682
852	Johnson Matthey PLC	37,157
600	JSR Corp	9,155
5,100	Kaneka Corp	196,935
700	Kansai Paint Co Ltd	13,347
45,000	Kingboard Holdings Ltd	146,721
900	Kobe Steel Ltd	6,892
8,832	Koninklijke DSM NV	1,010,134
1,600	Kuraray Co Ltd	21,497
445	LANXESS AG	25,770
1,700	Lenzing AG	191,107
49,100	Mitsubishi Chemical Holdings Corp	350,066
13,100	Mitsubishi Gas Chemical Co Inc	196,668
300	Mitsubishi Materials Corp	7,803
13,100	Mitsui Chemicals Inc	322,023
1,583	Mondi PLC	34,777
3,319	Newcrest Mining Ltd	58,631
700	Nippon Paint Holdings Co Ltd	26,660
3,600	Nippon Steel Corp	64,392
600	Nissan Chemical Corp	26,731
800	Nitto Denko Corp	43,254
6,133	Norsk Hydro ASA	26,415
908	Novozymes A/S Class B	42,381
4,400	Oji Holdings Corp	26,402
Shares		Fair Value
Basic Materials — (continued)
52,500	Outokumpu OYJ	$ 201,011
7,907	Rio Tinto Ltd	532,951
5,153	Rio Tinto PLC	300,588
1,500	Shin-Etsu Chemical Co Ltd	142,087
700	Showa Denko KK	23,898
1,042	Smurfit Kappa Group PLC	30,556
312	Solvay SA	37,620
21,905	South32 Ltd	51,736
2,415	Stora Enso OYJ Class R	30,075
54,500	Sumitomo Chemical Co Ltd	271,901
1,100	Sumitomo Metal Mining Co Ltd	34,599
7,581	Symrise AG	728,697
400	Taiyo Nippon Sanso Corp(a)	6,665
17,200	Teijin Ltd	295,877
1,861	thyssenkrupp AG	26,238
5,900	Toray Industries Inc	40,374
1,100	Tosoh Corp	17,736
13,887	Umicore SA	538,925
8,105	UPM-Kymmene Oyj	228,844
741	voestalpine AG	23,841
778	Yara International ASA	35,177
		10,791,595
Communications — 7.34%
153	1&1 Drillisch AG(a)	5,704
4,695	Auto Trader Group PLC(b)	34,695
140	Axel Springer SE	7,930
5,965	Bezeq The Israeli Telecommunication Corp Ltd	4,080
1,789	Bollore SA(a)	8,510
159,199	BT Group PLC	474,949
20,500	CyberAgent Inc(a)	821,726
399	Delivery Hero SE(a)(b)	18,389
900	Dentsu Inc	36,828
14,756	Deutsche Telekom AG(a)	247,236
681	Elisa OYJ	28,895
653	Eutelsat Communications SA	11,802
1,600	Hakuhodo DY Holdings Inc	27,053
100	Hikari Tsushin Inc(a)	18,541
9,000	HKT Trust & HKT Ltd	13,951
170	Iliad SA	17,319
5,805	Informa PLC	59,010
16,477	ITV PLC	29,411
214	JCDecaux SA	7,009
100,000	Just Eat PLC(a)	913,942
400	Kakaku.com Inc	8,241
23,200	KDDI Corp	534,703
14,295	Koninklijke KPN NV	43,934
200	LINE Corp(a)	6,701
1,900	M3 Inc(a)	33,918
1,600	MercadoLibre Inc(a)	774,624
391	Millicom International Cellular SA SDR	22,870
700	MonotaRO Co Ltd	16,119
270	Nice Ltd(a)	37,194
16,700	Nippon Telegraph & Telephone Corp	694,861
23,512	Nokia OYJ(a)	123,547

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Communications — (continued)
6,100	NTT DOCOMO Inc	$ 132,465
34,768	Orange SA	543,376
12,000	PCCW Ltd	7,236
3,318	Pearson PLC	35,935
1,214	ProSiebenSat.1 Media SE	19,192
850	Proximus SADP	23,806
961	Publicis Groupe SA	57,119
3,900	Rakuten Inc	43,631
111	RTL Group SA	6,255
282	Schibsted ASA Class B	6,746
1,755	SEEK Ltd	22,541
1,560	SES SA	26,543
3,500	Shopify Inc Class A(a)	852,355
5,300	Singapore Press Holdings Ltd(a)	9,795
36,400	Singapore Telecommunications Ltd	84,916
7,800	Softbank Corp	91,824
3,700	SoftBank Group Corp	392,316
9,017	Spark New Zealand Ltd	22,125
116	Swisscom AG	54,051
2,323	Tele2 AB Class B	31,034
53,549	Telecom Italia SpA(a)	29,976
17,721	Telecom Italia SpA	9,253
14,327	Telefonaktiebolaget LM Ericsson Class B	141,725
5,359	Telefonica Deutschland Holding AG	17,407
42,819	Telefonica SA	356,998
152	Telenet Group Holding NV	8,073
3,289	Telenor ASA	66,115
29,600	Television Francaise 1	323,363
12,344	Telia Co AB	52,592
17,511	Telstra Corp Ltd	41,709
1,067	TPG Telecom Ltd(a)	5,070
500	Trend Micro Inc	24,996
600	United Internet AG	24,123
4,863	Vivendi SA	141,153
113,148	Vodafone Group PLC	209,846
224	Wix.com Ltd(a)	30,052
1,292	Wolters Kluwer NV(a)	90,179
5,364	WPP PLC	66,917
12,600	Yahoo Japan Corp	33,635
40,800	ZOZO Inc	724,749
		9,944,884
Consumer, Cyclical — 13.29%
100	ABC-Mart Inc(a)	6,215
802	Accor SA	33,786
813	adidas AG	209,420
5,000	Aisin Seiki Co Ltd	193,425
600	ANA Holdings Inc	20,998
8,000	Aptiv PLC	685,600
2,515	Aristocrat Leisure Ltd	46,298
500	Asics Corp	6,160
500	Autoneum Holding AG	66,199
900	Bandai Namco Holdings Inc	43,147
38,695	Barratt Developments PLC	304,307
Shares		Fair Value
Consumer, Cyclical — (continued)
6,324	Bayerische Motoren Werke AG	$ 539,492
4,900	Bellway PLC	198,913
662	Berkeley Group Holdings PLC	32,467
250,000	boohoo Group PLC(a)	803,642
2,800	Bridgestone Corp	111,077
1,508	Bunzl PLC	45,463
1,774	Burberry Group PLC	46,734
736	Carnival PLC	39,009
2,368	Cie Financiere Richemont SA	173,106
2,301	Cie Generale des Etablissements Michelin SCA	297,545
1,200	City Developments Ltd	7,899
7,062	Compass Group PLC	160,642
510	Continental AG	84,605
1,174	Crown Resorts Ltd	11,005
9,914	Daimler AG	650,718
2,500	Daiwa House Industry Co Ltd	70,074
2,200	Daiwabo Holdings Co Ltd(a)	112,587
2,000	Denso Corp	87,390
7,938	Deutsche Lufthansa AG	192,051
124,600	Dixons Carphone PLC	236,138
172	Domino's Pizza Enterprises Ltd	5,214
229	Dufry AG	22,413
457	easyJet PLC(a)	6,921
9,170	Electrolux AB Series B	224,741
1,200	FamilyMart UNY Holdings Co Ltd	32,000
200	Fast Retailing Co Ltd	115,718
2,676	Faurecia SA	136,159
13,060	Ferguson PLC	929,086
531	Ferrari NV	72,021
4,781	Fiat Chrysler Automobiles NV	73,682
7,100	Finnair OYJ	59,382
160	Flight Centre Travel Group Ltd	4,334
11,000	Galaxy Entertainment Group Ltd	82,382
32,000	Genting Singapore Ltd	23,204
31,000	Greene King PLC	259,541
2,698	GVC Holdings PLC	23,016
132,936	Harvey Norman Holdings Ltd	390,849
3,925	Hennes & Mauritz AB Class B	68,487
141	Hermes International	99,203
700	Hino Motors Ltd	6,636
16,100	Honda Motor Co Ltd	449,238
200	Hoshizaki Corp	12,967
388	HUGO BOSS AG	27,111
400	Iida Group Holdings Co Ltd	6,778
19,100	Inchcape PLC	153,218
5,017	Industria de Diseno Textil SA	151,908
633	InterContinental Hotels Group PLC	40,995
39,400	International Consolidated Airlines Group SA	239,393
1,300	Isetan Mitsukoshi Holdings Ltd	12,392
2,400	Isuzu Motors Ltd	34,567
32,700	ITOCHU Corp	590,021
700	J Front Retailing Co Ltd	8,553

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Consumer, Cyclical — (continued)
5,000	Japan Airlines Co Ltd	$ 163,067
300	Jardine Cycle & Carriage Ltd	7,839
12,700	JTEKT Corp	163,826
3,300	Kaufman & Broad SA(a)	131,669
344	Kering SA	203,564
93,149	Kingfisher PLC	321,074
4,800	Kohnan Shoji Co Ltd(a)	106,180
500	Koito Manufacturing Co Ltd	29,940
300	Lawson Inc	14,007
1,207	LVMH Moet Hennessy Louis Vuitton SE	473,891
7,659	Marks & Spencer Group PLC	28,560
45,400	Marubeni Corp	325,318
1,000	Marui Group Co Ltd	20,341
2,600	Mazda Motor Corp	30,771
200	McDonald's Holdings Co Japan Ltd	9,262
1,300	Melco Resorts & Entertainment Ltd ADR	32,630
2,058	Merlin Entertainments PLC(b)	9,839
5,600	MGM China Holdings Ltd	11,560
2,000	Minth Group Ltd	6,323
6,100	Mitsubishi Corp	168,041
3,700	Mitsubishi Motors Corp	20,778
6,500	Mitsui & Co Ltd	105,135
835	Moncler SpA	34,331
3,026	Next PLC	227,760
1,200	NGK Insulators Ltd	17,825
500	NGK Spark Plug Co Ltd	9,749
500	Nintendo Co Ltd	172,208
45,100	Nissan Motor Co Ltd	362,065
400	Nitori Holdings Co Ltd	47,721
492	Nokian Renkaat OYJ	16,492
900	Oriental Land Co Ltd	99,548
366	Paddy Power Betfair PLC	30,657
500	Pan Pacific International Holdings Corp	32,222
10,100	Panasonic Corp	93,003
520	Pandora A/S	21,812
1,403	Persimmon PLC	40,967
2,540	Peugeot SA	66,596
1,150	Pirelli & C SpA(a)(b)	8,407
34	Puma SE	21,031
72,200	Qantas Airways Ltd	285,603
42,285	Redrow PLC	339,811
2,569	Renault SA	175,274
1,287	Rexel SA	17,302
1,900	Rheinmetall AG	218,934
434	Ryanair Holdings PLC(a)	5,810
100	Ryohin Keikaku Co Ltd	19,074
10,800	Sands China Ltd	59,445
300	Sankyo Co Ltd	11,848
80	SEB SA	14,657
500	Sega Sammy Holdings Inc	6,333
1,800	Sekisui Chemical Co Ltd	28,896
2,800	Sekisui House Ltd	45,145
4,000	Shangri-La Asia Ltd	5,671
1,200	Sharp Corp(a)	13,387
100	Shimamura Co Ltd	7,456
Shares		Fair Value
Consumer, Cyclical — (continued)
300	Shimano Inc	$ 44,095
1,700	Singapore Airlines Ltd	12,113
11,000	SJM Holdings Ltd	13,301
384	Sodexo SA	44,039
5,700	Sony Corp	287,098
900	Stanley Electric Co Ltd	24,402
2,700	Subaru Corp	66,163
20,100	Sumitomo Corp	288,090
2,700	Sumitomo Electric Industries Ltd(a)	35,925
500	Sumitomo Rubber Industries Ltd	6,148
200	Sundrug Co Ltd	5,362
1,500	Suzuki Motor Corp	68,451
311	Swatch Group AG	55,225
8,970	Tabcorp Holdings Ltd	30,289
400	Takashimaya Co Ltd(a)	4,498
15,932	Taylor Wimpey PLC	37,761
600	Toho Co Ltd	25,197
600	Toyoda Gosei Co Ltd	12,490
600	Toyota Industries Corp	34,010
10,000	Toyota Motor Corp	619,105
900	Toyota Tsusho Corp	29,894
200	Tsuruha Holdings Inc	17,045
2,016	TUI AG	22,444
1,200	USS Co Ltd(a)	23,035
1,048	Valeo SA	38,119
83	Volkswagen AG	14,882
35,237	Volvo AB Class B	564,723
200	Welcia Holdings Co Ltd	7,884
773	Whitbread PLC	44,993
3,600	Wynn Macau Ltd	10,358
2,600	Yamada Denki Co Ltd	12,325
700	Yamaha Corp	36,346
10,100	Yamaha Motor Co Ltd	208,282
5,000	Yokohama Rubber Co Ltd	94,214
102,000	Yue Yuen Industrial Holdings Ltd	329,458
403	Zalando SE(a)(b)	18,957
		18,005,618
Consumer, Non-Cyclical — 22.07%
3,565	a2 Milk Co Ltd(a)	40,076
4,488	Adecco Group AG	257,849
33	Adyen NV(a)(b)	26,895
2,800	Aeon Co Ltd	51,762
2,000	Ajinomoto Co Inc	32,359
1,957	Alcon Inc(a)	112,701
900	Alfresa Holdings Corp	25,114
15,000	Alkermes PLC(a)	454,800
3,434	Anheuser-Busch InBev SA	305,308
5,000	Arcs Co Ltd(a)	101,363
1,400	Asahi Group Holdings Ltd	61,045
400	Asahi Intecc Co Ltd	20,264
150,000	Ascential PLC(a)	697,760
2,102	Ashtead Group PLC	58,339
1,541	Associated British Foods PLC	51,453
8,800	Astellas Pharma Inc	119,186

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,489	AstraZeneca PLC	$ 408,859
2,112	Atlantia SpA	57,659
8,300	Austevoll Seafood ASA	96,694
28,227	Babcock International Group PLC	193,695
12	Barry Callebaut AG	22,003
4,221	Bayer AG	280,933
413	Beiersdorf AG	45,191
100	BeiGene Ltd ADR(a)	12,423
200	Benesse Holdings Inc	5,530
119	BioMérieux	9,452
7,231	Brambles Ltd	61,447
10,340	British American Tobacco PLC	404,733
1,261	Bureau Veritas SA	31,965
600	Calbee Inc	16,614
441	Carlsberg A/S Class B	57,022
2,628	Carrefour SA	51,199
159	Casino Guichard Perrachon SA	6,509
5	Chocoladefabriken Lindt & Spruengli AG	33,229
417	Chr Hansen Holding A/S	42,610
1,100	Chugai Pharmaceutical Co Ltd	69,758
32,192	Coca-Cola Amatil Ltd	199,690
800	Coca-Cola Bottlers Japan Holdings Inc	19,754
982	Coca-Cola European Partners PLC	52,625
941	Coca-Cola HBC AG	33,690
6,253	Cochlear Ltd	826,553
4,816	Coles Group Ltd(a)	42,820
624	Coloplast A/S Class B	67,405
351	Colruyt SA	25,338
3,949	ConvaTec Group PLC(b)	7,152
8,056	CSL Ltd	1,129,949
1,200	Dai Nippon Printing Co Ltd	28,486
2,500	Daiichi Sankyo Co Ltd	123,611
1,000	Dairy Farm International Holdings Ltd	7,800
2,796	Danone SA	226,043
2,990	Davide Campari-Milano SpA	30,163
290	Demant A/S(a)	9,163
10,941	Diageo PLC	461,177
1,022	Edenred	48,185
1,100	Eisai Co Ltd	64,054
1,334	EssilorLuxottica SA	162,533
2,773	Essity AB Class B	82,222
58	Eurofins Scientific SE	26,560
24,156	Experian PLC	702,840
2,849	Fisher & Paykel Healthcare Corp Ltd	30,139
984	Fresenius Medical Care AG & Co KGaA	82,935
1,892	Fresenius SE & Co KGaA	107,589
3,406	G4S PLC	9,622
280	Genmab A/S(a)	46,482
58,271	GlaxoSmithKline PLC	1,196,924
14,000	GN Store Nord A/S	717,574
59,400	Golden Agri-Resources Ltd	12,630
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,276	Grifols SA	$ 35,462
201	H Lundbeck A/S	8,474
478	Heineken Holding NV	48,662
1,153	Heineken NV	124,648
442	Henkel AG & Co KGaA	42,149
25,000	Hikma Pharmaceuticals PLC	576,737
200	Hisamitsu Pharmaceutical Co Inc	8,507
233	ICA Gruppen AB	8,427
17,227	Imperial Brands PLC	548,020
64,500	Inghams Group Ltd	202,400
716	Intertek Group PLC	50,061
191	Ipsen SA	22,307
838	ISS A/S	26,097
64,493	J Sainsbury PLC	187,284
5,000	Japan Tobacco Inc	115,538
1,000	Jardine Strategic Holdings Ltd	37,710
989	Jeronimo Martins SGPS SA	16,107
2,200	Kao Corp	169,834
716	Kerry Group PLC Class A	80,146
30,000	Keywords Studios PLC	611,212
600	Kikkoman Corp	27,939
3,700	Kirin Holdings Co Ltd	84,169
300	Kobayashi Pharmaceutical Co Ltd	23,925
28,102	Koninklijke Ahold Delhaize NV	677,306
4,237	Koninklijke Philips NV(a)	181,953
100	Kose Corp	18,733
1,200	Kyowa Hakko Kirin Co Ltd	23,344
27,600	Leroy Seafood Group ASA	199,835
1,200	Lion Corp	24,701
7,500	LivaNova PLC(a)	516,675
337	Lonza Group AG	104,075
1,140	L'Oreal SA	313,561
400	Medipal Holdings Corp	8,995
500	MEIJI Holdings Co Ltd	39,413
574	Merck KGaA	61,183
127,500	Metcash Ltd	257,988
14,918	METRO AG	253,480
1,400	Mitsubishi Tanabe Pharma Corp	17,622
1,748	Mowi ASA	37,924
13,490	Nestle SA	1,298,786
300	NH Foods Ltd	12,090
1,200	Nisshin Seifun Group Inc(a)	27,981
100	Nissin Foods Holdings Co Ltd	6,618
663	NMC Health PLC	24,475
9,553	Novartis AG	782,774
8,222	Novo Nordisk A/S Class B	402,833
4,800	Olympus Corp	53,873
1,600	Ono Pharmaceutical Co Ltd	30,056
18,000	Origin Enterprises PLC	111,118
422	Orion OYJ Class B	14,071
3,674	Orkla ASA	28,836
1,800	Otsuka Holdings Co Ltd	64,349
300	Park24 Co Ltd	6,312
948	Pernod Ricard SA	165,301
600	Persol Holdings Co Ltd	11,310

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
600	Pigeon Corp	$ 25,689
300	Pola Orbis Holdings Inc	9,470
11,500	Prima Meat Packers Ltd(a)	211,095
957	QIAGEN NV(a)	37,056
682	Ramsay Health Care Ltd	31,407
2,971	Randstad NV	169,916
2,994	Reckitt Benckiser Group PLC	242,195
431	Recordati SpA	17,416
5,100	Recruit Holdings Co Ltd	153,581
8,950	RELX PLC	205,574
65	Remy Cointreau SA	8,661
7,597	Roche Holding AG	2,004,570
1,199	Ryman Healthcare Ltd(a)	9,737
14,468	Sanofi	1,262,328
41,700	Santen Pharmaceutical Co Ltd	636,997
82	Sartorius Stedim Biotech	11,138
16,300	Scandinavian Tobacco Group A/S(b)	194,068
1,000	Secom Co Ltd	84,131
1,559	Securitas AB Class B	27,261
3,500	Seven & i Holdings Co Ltd	121,126
24	SGS SA	63,325
87,500	Shenzhen International Holdings Ltd	189,141
1,100	Shimadzu Corp	29,506
1,200	Shionogi & Co Ltd	70,096
1,700	Shiseido Co Ltd	133,719
683	Siemens Healthineers AG(b)	29,235
3,864	Smith & Nephew PLC	74,676
74	Societe BIC SA	6,375
200	Sohgo Security Services Co Ltd(a)	8,936
1,825	Sonic Healthcare Ltd	33,003
242	Sonova Holding AG	48,880
47	Straumann Holding AG	37,984
900	Sumitomo Dainippon Pharma Co Ltd	19,884
700	Suntory Beverage & Food Ltd	30,953
300	Suzuken Co Ltd	17,298
782	Swedish Match AB	38,130
800	Sysmex Corp	45,842
200	Taisho Pharmaceutical Holdings Co Ltd	18,500
6,675	Takeda Pharmaceutical Co Ltd	246,319
25,000	TAL Education Group Sponsored ADR(a)	961,750
19,400	Tate & Lyle PLC	194,392
2,600	Terumo Corp	78,464
40,315	Tesco PLC	131,481
4,307	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	65,553
1,400	Toppan Printing Co Ltd	22,723
300	Toyo Suisan Kaisha Ltd	11,455
11,934	Transurban Group	113,008
3,094	Treasury Wine Estates Ltd	37,529
3,635	UCB SA	288,907
1,800	Unicharm Corp	59,403
6,638	Unilever NV	401,631
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,018	Unilever PLC	$ 304,134
218	Vifor Pharma AG	28,468
5,126	Wesfarmers Ltd	130,110
367,000	WH Group Ltd(b)	434,240
10,400	Wilmar International Ltd	27,814
496	Wirecard AG	74,930
10,112	Wm Morrison Supermarkets PLC	28,489
5,324	Woolworths Group Ltd	119,537
500	Yakult Honsha Co Ltd	34,138
300	Yamazaki Baking Co Ltd	4,469
		29,896,736
Diversified — 0.20%
12,500	CK Hutchison Holdings Ltd	131,424
1,100	Jardine Matheson Holdings Ltd	72,160
6,600	Keppel Corp Ltd	32,890
2,500	Swire Pacific Ltd Class A	31,659
366	Washington H Soul Pattinson & Co Ltd	5,936
		274,069
Energy — 6.08%
444	Aker BP ASA	14,655
5,083	APA Group	34,504
105,700	Beach Energy Ltd	158,502
183,803	BP PLC	1,336,324
1,289	Caltex Australia Ltd	24,717
426	DCC PLC	38,120
11,466	Eni SpA	195,394
5,502	Equinor ASA	122,649
2,186	Galp Energia SGPS SA	36,651
1,520	Idemitsu Kosan Co Ltd	49,388
4,800	Inpex Corp	46,698
128,239	John Wood Group PLC	786,036
14,400	JXTG Holdings Inc	70,059
230	Koninklijke Vopak NV	10,270
937	Lundin Petroleum AB	30,515
1,710	Neste OYJ	56,520
5,905	Oil Search Ltd	32,338
4,340	OMV AG	232,795
24,300	Petrofac Ltd	140,254
36,276	Repsol SA	615,559
19,459	Royal Dutch Shell PLC Class A	619,866
44,442	Royal Dutch Shell PLC Class B	1,434,004
7,602	Santos Ltd	38,471
764	Siemens Gamesa Renewable Energy SA	13,722
28,142	Total SA	1,564,441
836	Vestas Wind Systems A/S	75,644
4,312	Woodside Petroleum Ltd	107,497
1,195	WorleyParsons Ltd	12,042
298,000	Xinyi Solar Holdings Ltd(a)	169,933

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Energy — (continued)
41,000	Z Energy Ltd	$ 173,354
		8,240,922
Financial — 20.66%
33,490	3i Group PLC	468,388
4,600	Aareal Bank AG	160,900
20,068	ABN AMRO Group NV(b)	472,649
3,000	Acom Co Ltd	10,542
992	Admiral Group PLC	28,561
36,039	Aegon NV	188,130
300	AEON Financial Service Co Ltd	6,228
300	Aeon Mall Co Ltd	4,606
759	Ageas	40,110
52,800	AIA Group Ltd	540,642
3,329	AIB Group PLC	15,466
3,734	Allianz SE	902,564
14,442	AMP Ltd	23,150
273	Amundi SA(b)	19,642
600	Aozora Bank Ltd	14,660
3,590	Aroundtown SA	29,167
13,500	Ascendas Real Estate Investment Trust	29,821
8,500	ASR Nederland NV	378,201
5,198	Assicurazioni Generali SpA	100,852
819	ASX Ltd	43,029
20,990	Australia & New Zealand Banking Group Ltd	402,685
40,601	Aviva PLC	227,968
22,312	AXA SA	594,986
122	Azrieli Group Ltd	6,951
215	Baloise Holding AG	36,860
30,307	Banco Bilbao Vizcaya Argentaria SA	184,293
24,874	Banco de Sabadell SA	28,962
69,508	Banco Santander SA(a)	352,363
4,731	Bank Hapoalim BM	34,829
43,579	Bank Leumi Le-Israel BM	298,427
6,983	Bank of East Asia Ltd	22,042
36,655	Bank of Ireland Group PLC	234,319
200	Bank of Kyoto Ltd(a)	8,667
1,143	Bank of Queensland Ltd	7,470
6,893	Bankia SA	19,091
3,239	Bankinter SA	25,890
77,069	Barclays PLC	165,371
3,150	Bendigo & Adelaide Bank Ltd	22,879
12,410	BNP Paribas SA	660,625
17,000	BOC Hong Kong Holdings Ltd	76,198
4,247	British Land Co PLC REIT	32,940
14,453	CaixaBank SA	46,069
17,300	CapitaLand Commercial Trust REIT	24,716
12,100	CapitaLand Ltd	31,443
14,600	CapitaLand Mall Trust REIT(a)	25,997
3,519	Challenger Ltd(a)	20,371
3,400	Chiba Bank Ltd(a)	17,858
12,000	CK Asset Holdings Ltd	96,486
7,978	CNP Assurances	188,447
Shares		Fair Value
Financial — (continued)
4,312	Commerzbank AG(a)	$ 38,866
7,597	Commonwealth Bank of Australia	399,262
5,400	Concordia Financial Group Ltd	21,082
239	Covivio REIT	25,868
4,866	Credit Agricole SA	66,820
15,500	Credit Saison Co Ltd	198,316
10,540	Credit Suisse Group AG	140,170
14,400	Dai-ichi Life Holdings Inc	207,861
300	Daito Trust Construction Co Ltd	40,171
11	Daiwa House REIT Investment Corp(a)	25,259
7,000	Daiwa Securities Group Inc	32,584
3,201	Danske Bank A/S	56,894
7,800	DBS Group Holdings Ltd	162,204
8,576	Deutsche Bank AG	71,117
4,886	Deutsche Boerse AG	652,881
1,575	Deutsche Wohnen SE	70,947
4,281	Dexus REIT	37,796
6,600	Direct Line Insurance Group PLC	28,392
24,430	DNB ASA	469,770
1,299	Erste Group Bank AG	52,014
316	Eurazeo SE	24,801
493	EXOR NV	32,875
55,000	FinecoBank Banca Fineco SpA	724,459
9,400	Fukuoka Financial Group Inc(a)	219,417
209	Gecina SA REIT	31,228
592	Gjensidige Forsikring ASA	11,512
7,465	Goodman Group REIT	69,466
7,995	GPT Group REIT	32,340
353	Groupe Bruxelles Lambert SA	33,803
43,000	Gunma Bank Ltd	170,523
3,401	Hammerson PLC REIT	14,305
3,000	Hang Lung Group Ltd	8,947
11,000	Hang Lung Properties Ltd	25,891
3,500	Hang Seng Bank Ltd	91,958
253	Hannover Rueck SE	38,206
1,255	Hargreaves Lansdown PLC	37,055
6,000	Henderson Land Development Co Ltd	36,979
5,600	Hong Kong Exchanges & Clearing Ltd	194,537
5,100	Hongkong Land Holdings Ltd	35,608
88,114	HSBC Holdings PLC	767,620
900	Hulic Co Ltd(a)	7,764
2,000	Hysan Development Co Ltd	11,209
96	ICADE REIT	8,205
518	Industrivarden AB Class C	11,657
16,265	ING Groep NV	207,543
10,501	Insurance Australia Group Ltd(a)	58,348
66,369	Intesa Sanpaolo SpA	173,889
2,800	Investec PLC	17,767
2,050	Investor AB Class B	97,768
2,200	Japan Exchange Group Inc	35,925
2,100	Japan Post Bank Co Ltd	23,122
7,100	Japan Post Holdings Co Ltd	79,518

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Financial — (continued)
2	Japan Prime Realty Investment Corp REIT	$ 7,996
4	Japan Real Estate Investment Corp REIT	22,173
8	Japan Retail Fund Investment Corp REIT	15,287
974	Julius Baer Group Ltd	47,049
10,146	KBC Group NV	753,200
47,500	Kerry Properties Ltd	203,318
1,099	Kinnevik AB Class B(a)	32,026
931	Klepierre SA REIT	33,082
219	L E Lundbergforetagen AB Class B(a)	7,490
3,231	Land Securities Group PLC REIT	38,931
160,007	Legal & General Group PLC	581,662
9,500	Link REIT	110,998
762,541	Lloyds Banking Group PLC	623,534
1,391	London Stock Exchange Group PLC	91,162
1,312	Macquarie Group Ltd	124,685
3,100	Mapfre SA	9,313
2,400	Mebuki Financial Group Inc	6,119
14,093	Medibank Private Ltd	28,403
25,227	Mediobanca Banca di Credito Finanziario SpA	267,390
20,607	Melrose Industries PLC	54,498
146,425	Mirvac Group REIT	293,127
5,400	Mitsubishi Estate Co Ltd	91,314
116,500	Mitsubishi UFJ Financial Group Inc	578,018
25,200	Mitsubishi UFJ Lease & Finance Co Ltd(a)	128,493
4,100	Mitsui Fudosan Co Ltd	94,964
402	Mizrahi Tefahot Bank Ltd(a)	8,702
174,100	Mizuho Financial Group Inc	271,897
2,100	MS&AD Insurance Group Holdings Inc	65,276
661	Muenchener Rueckversicherungs-Gesellschaft AG	164,493
12,070	National Australia Bank Ltd	215,510
69,559	Natixis SA	409,895
26,000	New World Development Co Ltd	43,074
4	Nippon Building Fund Inc REIT(a)	25,758
11	Nippon Prologis REIT Inc	23,622
1,390	NN Group NV	60,659
65,700	Nomura Holdings Inc	248,755
400	Nomura Real Estate Holdings Inc	8,506
19	Nomura Real Estate Master Fund Inc REIT	27,839
14,203	Nordea Bank Abp	111,740
40,900	ORIX Corp	579,383
14,700	Oversea-Chinese Banking Corp Ltd	130,951
111	Pargesa Holding SA	8,723
71	Partners Group Holding AG	53,553
Shares		Fair Value
Financial — (continued)
3,096	Poste Italiane SpA(b)	$ 33,088
11,568	Prudential PLC	262,766
5,812	QBE Insurance Group Ltd	53,012
790	Raiffeisen Bank International AG	21,071
152	REA Group Ltd	8,566
101,000	Resona Holdings Inc	428,757
7,400	Rothschild & Co	254,670
22,067	Royal Bank of Scotland Group PLC	69,070
4,549	RSA Insurance Group PLC	32,237
1,994	Sampo OYJ Class A	91,302
1,100	SBI Holdings Inc	23,586
24,370	Scentre Group REIT	65,738
508	Schroders PLC	21,018
697	SCOR SE	28,455
4,372	Segro PLC REIT	38,727
1,700	Seven Bank Ltd(a)	4,625
400	Shinsei Bank Ltd(a)	5,578
2,400	Shizuoka Bank Ltd(a)	18,441
4,400	Singapore Exchange Ltd	23,891
16,000	Sino Land Co Ltd	28,145
7,142	Skandinaviska Enskilda Banken AB	68,189
9,473	Societe Generale SA	300,404
6,400	Sompo Holdings Inc	241,556
700	Sony Financial Holdings Inc	14,393
2,363	St James's Place PLC	34,662
12,832	Standard Chartered PLC	117,292
10,057	Standard Life Aberdeen PLC	36,630
11,018	Stockland REIT(a)	29,331
16,900	Sumitomo Mitsui Financial Group Inc	614,251
1,500	Sumitomo Mitsui Trust Holdings Inc	52,337
1,700	Sumitomo Realty & Development Co Ltd	62,849
6,500	Sun Hung Kai Properties Ltd	112,179
5,797	Suncorp Group Ltd	54,250
2,300	Suntec Real Estate Investment Trust	3,128
7,042	Svenska Handelsbanken AB Class A	76,920
4,093	Swedbank AB Class A	66,876
7,000	Swire Properties Ltd	28,485
1,644	Swiss Life Holding AG	772,891
354	Swiss Prime Site AG	28,428
5,017	Swiss Re AG	483,026
3,800	Sydbank A/S	82,095
2,400	T&D Holdings Inc	25,995
2,900	Tokio Marine Holdings Inc	146,929
200	Tokyo Century Corp(a)	9,250
2,800	Tokyu Fudosan Holdings Corp	15,797
348	Tryg A/S	10,650
45,603	UBS Group AG	611,512
542	Unibail-Rodamco-Westfield REIT	93,162
9,140	UniCredit SpA	126,536
107,000	UnipolSai Assicurazioni SpA	293,204

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Financial — (continued)
27,200	United Overseas Bank Ltd	$ 557,015
15	United Urban Investment Corp REIT	23,948
1,500	UOL Group Ltd(a)	8,372
15,022	Vicinity Centres REIT	26,939
2,278	Vonovia SE	113,847
188	Wendel SA	26,040
14,446	Westpac Banking Corp	280,634
5,000	Wharf Holdings Ltd	14,370
5,000	Wharf Real Estate Investment Co Ltd	38,321
4,000	Wheelock & Co Ltd	28,506
600	Yamaguchi Financial Group Inc	4,439
1,694	Zurich Insurance Group AG	539,993
		27,995,972
Industrial — 11.61%
8,346	ABB Ltd	171,667
1,068	ACS Actividades de Construccion y Servicios SA	49,113
285	Aena SME SA(b)	52,915
600	AerCap Holdings NV(a)	29,784
143	Aeroports de Paris(a)	29,131
6,700	AGC Inc	228,589
2,512	Airbus SE	343,969
1,347	Alfa Laval AB	31,266
1,000	Alps Alpine Co Ltd	21,149
702	Alstom SA	30,886
1,600	Amada Holdings Co Ltd	17,936
5,209	Amcor Ltd	58,882
224	ANDRITZ AG	10,697
19	AP Moeller - Maersk A/S Class A	23,241
28	AP Moeller - Maersk A/S Class B	36,095
4,524	Assa Abloy AB Class B	96,712
2,709	Atlas Copco AB Class A	84,560
1,649	Atlas Copco AB Class B	46,967
4,993	Auckland International Airport Ltd	26,581
9,234	Aurizon Holdings Ltd	30,985
71,872	BAE Systems PLC	461,849
9,100	Bekaert SA	249,063
7,087	Boral Ltd	24,263
910	Bouygues SA	34,255
10,400	Brother Industries Ltd	205,348
600	Casio Computer Co Ltd	7,558
600	Central Japan Railway Co	129,024
298,000	China Resources Cement Holdings Ltd	298,793
9,392	Cie de Saint-Gobain	385,073
300	CIMIC Group Ltd	10,702
3,500	CK Infrastructure Holdings Ltd	28,383
4,350	CNH Industrial NV	47,293
7,200	ComfortDelGro Corp Ltd	14,261
3,369	CRH PLC	113,336
500	Daifuku Co Ltd	30,760
1,100	Daikin Industries Ltd	140,051
Shares		Fair Value
Industrial — (continued)
14	Dassault Aviation SA	$ 21,183
4,075	Deutsche Post AG	141,649
2,700	Dfds A/S	128,374
100	Disco Corp	17,305
7,646	DSV A/S	708,539
3,400	Duerr AG	153,762
1,400	East Japan Railway Co	131,939
349	Eiffage SA	36,440
77	Elbit Systems Ltd	10,734
3,218	Epiroc AB Class A(a)	33,266
1,217	Epiroc AB Class B(a)	12,043
900	FANUC Corp	169,088
2,083	Ferrovial SA(a)	51,366
2,454	Fletcher Building Ltd	8,455
136	Fraport AG Frankfurt Airport Services Worldwide	11,321
600	Fuji Electric Co Ltd	21,271
1,700	FUJIFILM Holdings Corp	79,418
23,000	Fujikura Ltd(a)	94,901
828	GEA Group AG(a)	23,199
145	Geberit AG	60,800
2,213	Getlink SE	35,620
1,000	Hankyu Hanshin Holdings Inc(a)	37,387
26,400	Hazama Ando Corp	177,527
639	HeidelbergCement AG	51,708
1,010	Hexagon AB Class B	55,179
200	Hirose Electric Co Ltd	23,180
300	Hitachi Construction Machinery Co Ltd	8,056
200	Hitachi High-Technologies Corp	8,914
17,000	Hitachi Ltd	565,390
61	HOCHTIEF AG	9,120
1,500	Hoya Corp	105,941
256	Husqvarna AB Class B	2,337
800	IHI Corp	19,099
103	Imerys SA	5,485
2,202	James Hardie Industries PLC	29,959
300	Japan Airport Terminal Co Ltd	12,687
9,700	Japan Aviation Electronics Industry Ltd	156,941
600	JGC Corp	8,645
7,500	JM AB(a)	142,862
2,100	Kajima Corp	31,168
300	Kamigumi Co Ltd	7,167
500	Kawasaki Heavy Industries Ltd	11,682
600	Keihan Holdings Co Ltd	25,552
1,400	Keikyu Corp	23,920
500	Keio Corp	30,190
800	Keisei Electric Railway Co Ltd(a)	28,061
400	Keyence Corp	249,918
672	Kingspan Group PLC	35,334
800	Kintetsu Group Holdings Co Ltd	35,559
289	KION Group AG	19,881
13,300	Kitz Corp	101,650
12,300	Kloeckner & Co SE	86,292

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Industrial — (continued)
4,300	Komatsu Ltd	$ 111,071
1,534	Kone OYJ Class B	84,291
4,300	Kubota Corp	65,469
233	Kuehne + Nagel International AG	33,868
300	Kurita Water Industries Ltd	7,809
1,500	Kyocera Corp	97,477
900	Kyushu Railway Co	29,326
2,220	LafargeHolcim Ltd	113,969
205,000	Lee & Man Paper Manufacturing Ltd	166,397
1,224	Legrand SA	90,029
24,607	LendLease Group	230,749
1,753	Leonardo SpA	20,273
1,100	LIXIL Group Corp	14,371
1,000	Makita Corp	36,483
200	Maruichi Steel Tube Ltd(a)	5,529
3,879	Meggitt PLC	27,592
352	Metso OYJ	13,171
1,800	MINEBEA MITSUMI Inc	32,102
1,300	MISUMI Group Inc	33,944
28,700	Mitsubishi Electric Corp	410,695
1,400	Mitsubishi Heavy Industries Ltd	58,345
300	Mitsui OSK Lines Ltd	7,636
6,500	MTR Corp Ltd	38,723
3,222	MTU Aero Engines AG	760,168
2,400	Murata Manufacturing Co Ltd	120,513
300	Nabtesco Corp	9,199
900	Nagoya Railroad Co Ltd(a)	24,395
1,000	Nidec Corp	142,839
17,700	Nikon Corp	246,841
8,500	Nippon Electric Glass Co Ltd	233,572
400	Nippon Express Co Ltd	21,997
400	Nippon Yusen KK	6,835
1,400	NSK Ltd	14,551
54,100	NTN Corp	178,575
76,000	NWS Holdings Ltd	158,044
3,000	Obayashi Corp	29,492
1,300	Odakyu Electric Railway Co Ltd	30,621
900	Omron Corp	48,343
1,926	Orica Ltd	25,252
525	OSRAM Licht AG	18,057
1,266	Prysmian SpA	24,445
100	Rinnai Corp	6,746
7,512	Rolls-Royce Holdings PLC	89,941
63,983	Royal Mail PLC	211,035
1,519	Safran SA	221,412
18,758	Sandvik AB	347,368
1,900	SATS Ltd	7,307
275	Schindler Holding AG	58,995
2,495	Schneider Electric SE	211,167
1,200	Seibu Holdings Inc	19,534
300	SG Holdings Co Ltd	8,034
2,900	Shimizu Corp Class A	24,839
5,259	Siemens AG	630,568
9,800	Signify NV(a)(b)	293,809
574	Sika AG	87,949
Shares		Fair Value
Industrial — (continued)
8,700	Singapore Technologies Engineering Ltd	$ 25,352
1,670	Skanska AB Class B	29,082
20,888	SKF AB Class B	387,723
200	SMC Corp	83,533
1,744	Smiths Group PLC	34,711
600	Sumitomo Heavy Industries Ltd	21,334
5,377	Sydney Airport	28,902
600	Taiheiyo Cement Corp	19,349
900	Taisei Corp	39,600
6,000	Techtronic Industries Co Ltd	43,419
2,246	Tenaris SA	31,134
483	Thales SA	57,708
300	THK Co Ltd	7,933
900	Tobu Railway Co Ltd(a)	25,485
2,200	Tokyu Corp	35,916
2,900	Toshiba Corp	96,632
700	TOTO Ltd	29,671
1,000	Toyo Seikan Group Holdings Ltd	20,051
3,600	Tsubakimoto Chain Co(a)	134,189
800	Venture Corp Ltd	10,033
20,100	Vesuvius PLC	162,033
2,309	Vinci SA	233,201
1,936	Wartsila OYJ Abp	31,000
6,258	Weir Group PLC	135,976
700	West Japan Railway Co	52,062
146,000	Xinyi Glass Holdings Ltd	166,984
1,400	Yamato Holdings Co Ltd	30,413
6,900	Yangzijiang Shipbuilding Holdings Ltd	7,978
1,000	Yaskawa Electric Corp	37,228
800	Yokogawa Electric Corp	16,753
		15,735,748
Technology — 5.23%
2,084	Amadeus IT Group SA	166,089
1,300	ASM Pacific Technology Ltd	15,079
1,820	ASML Holding NV	380,037
423	Atos SE	43,616
4,700	Canon Inc	130,416
745	Capgemini SE	90,409
498	Check Point Software Technologies Ltd(a)	60,139
2,141	Computershare Ltd	26,934
584	Dassault Systemes SE	92,484
300	DeNA Co Ltd	4,685
3,500	Fujitsu Ltd	256,951
700	Hamamatsu Photonics KK	28,491
35,200	Infineon Technologies AG	834,440
323	Ingenico Group SA	27,261
10,000	InterXion Holding NV(a)	691,900
400	Konami Holdings Corp	18,214
25,600	Konica Minolta Inc	257,066
1,542	Micro Focus International PLC	39,069
1,100	NEC Corp	37,150
2,200	Nexon Co Ltd(a)	31,317
600	Nomura Research Institute Ltd	29,369

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
Technology — (continued)
2,700	NTT Data Corp(a)	$ 31,485
1,625	NXP Semiconductors NV	171,633
300	Obic Co Ltd	34,829
100	Oracle Corp Japan	6,857
400	Otsuka Corp(a)	15,733
129,000	PAX Global Technology Ltd	60,253
4,500	Renesas Electronics Corp(a)	24,101
3,000	Ricoh Co Ltd	30,351
500	Rohm Co Ltd	36,870
74,730	Sage Group PLC	708,183
9,828	SAP SE	1,266,915
1,500	Seiko Epson Corp	24,059
200,000	Sophos Group PLC(b)	934,153
2,955	STMicroelectronics NV	54,268
700	SUMCO Corp	9,234
500	TDK Corp	43,807
249	Teleperformance	47,868
257	Temenos AG	42,751
700	Tokyo Electron Ltd	111,113
358	Ubisoft Entertainment SA(a)	34,203
3,900	Ulvac Inc(a)	131,377
		7,081,159
Utilities — 2.64%
127,100	A2A SpA	212,720
26,192	AGL Energy Ltd	410,909
5,197	AusNet Services	6,507
24,943	Centrica PLC	34,659
2,600	Chubu Electric Power Co Inc	37,808
1,800	Chugoku Electric Power Co Inc	21,491
6,000	CLP Holdings Ltd	68,098
9,522	E.ON SE	102,378
10,805	EDP - Energias de Portugal SA	41,002
800	Electric Power Development Co Ltd	18,596
2,495	Electricite de France SA	36,033
1,057	Enagas SA	30,151
1,405	Endesa SA	35,053
135,622	Enel SpA(a)	858,784
7,932	Engie SA(a)	117,731
1,875	Fortum OYJ(a)	39,770
7,500	HK Electric Investments & HK Electric Investments Ltd(b)	7,350
30,000	Hong Kong & China Gas Co Ltd	71,618
40,040	Iberdrola SA	363,861
642	Innogy SE(b)	29,804
3,200	Kansai Electric Power Co Inc	38,714
2,200	Kyushu Electric Power Co Inc	21,305
5,651	Meridian Energy Ltd	15,350
15,272	National Grid PLC	167,299
1,596	Naturgy Energy Group SA	45,436
7,646	Origin Energy Ltd	39,733
959	Orsted A/S(b)	73,420
1,700	Osaka Gas Co Ltd	31,448
6,000	Power Assets Holdings Ltd	41,851
1,427	Red Electrica Corp SA	29,616
Shares		Fair Value
Utilities — (continued)
2,352	RWE AG	$ 60,329
2,800	Sembcorp Industries Ltd	5,476
1,158	Severn Trent PLC	30,809
8,259	Snam SpA	42,046
4,766	SSE PLC	71,281
1,814	Suez (a)	25,483
6,014	Terna Rete Elettrica Nazionale SpA	36,079
500	Toho Gas Co Ltd	20,615
2,000	Tohoku Electric Power Co Inc	22,895
6,300	Tokyo Electric Power Co Holdings Inc(a)	35,585
1,600	Tokyo Gas Co Ltd	40,707
997	Uniper SE	30,252
3,119	United Utilities Group PLC	33,827
2,435	Veolia Environnement SA	57,594
183	Verbund AG	9,087
		3,570,560
TOTAL COMMON STOCK — 97.09% (Cost $124,758,259)		$131,537,263
PREFERRED STOCK
Basic Materials — 0.01%
200	FUCHS PETROLUB SE	8,721
Consumer, Cyclical — 0.65%
305	Bayerische Motoren Werke AG	22,552
647	Porsche Automobil Holding SE	44,978
15,200	Schaeffler AG	130,301
3,905	Volkswagen AG	681,824
		879,655
Consumer, Non-Cyclical — 0.07%
876	Henkel AG & Co KGaA	88,663
Industrial — 0.02%
186	Sartorius AG	34,150
TOTAL PREFERRED STOCK — 0.75% (Cost $1,028,181)		$ 1,011,189

See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Shares		Fair Value
RIGHTS
Industrial — 0.00%(c)
533,352	Rolls-Royce Holdings PLC(a)(d)	$ 696
TOTAL RIGHTS — 0.00%(c) (Cost $600)		$ 696
TOTAL INVESTMENTS — 97.84% (Cost $125,787,040)		$132,549,148
OTHER ASSETS & LIABILITIES, NET — 2.16%		$ 2,924,814
TOTAL NET ASSETS — 100.00%		$135,473,962
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Represents less than 0.005% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At April 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	17	USD	1,629,450	June 2019	$11,149
At April 30, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	30,449	EUR	27,272	May 02, 2019	$(144)
MEL	USD	5,562	EUR	4,983	May 03, 2019	(29)
MEL	USD	3,618	EUR	3,248	May 08, 2019	(27)
MEL	USD	6,943	GBP	5,247	May 08, 2019	98
MEL	USD	8,079	GBP	6,240	May 13, 2019	(63)
MEL	USD	5,156	GBP	3,896	May 17, 2019	71
MEL	USD	8,952	GBP	6,797	May 21, 2019	79
MEL	USD	4,894	GBP	3,735	May 30, 2019	15
MEL	USD	4,173	GBP	3,215	June 06, 2019	(27)
MEL	USD	205,867	JPY	22,972,270	May 07, 2019	(481)
MEL	USD	23,749	JPY	2,650,000	June 04, 2019	(110)
MEL	USD	17,110	JPY	1,879,668	June 05, 2019	184
MEL	USD	17,934	JPY	2,000,000	June 11, 2019	(84)
MEL	USD	18,850	JPY	2,100,000	June 25, 2019	(89)
MEL	USD	34,967	JPY	3,834,689	June 28, 2019	375
MEL	USD	71,854	JPY	8,000,000	July 01, 2019	(330)
					Net Depreciation	$(562)
Counterparty Abbreviations:
MEL	Mellon Capital
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of April 30, 2019
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of April 30, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 28,167,298	21.25%
United Kingdom	25,174,663	18.99
Germany	12,859,306	9.70
France	12,287,661	9.27
Switzerland	9,843,103	7.43
Australia	8,571,002	6.47
Netherlands	7,436,544	5.61
Hong Kong	4,529,730	3.42
Italy	3,368,383	2.54
Sweden	3,213,217	2.42
Denmark	2,830,872	2.14
Spain	2,663,231	2.01
Belgium	2,304,154	1.74
Singapore	1,279,067	0.97
Ireland	1,209,405	0.91
China	1,158,407	0.87
Norway	1,116,327	0.84
Finland	1,018,372	0.77
Canada	852,362	0.64
Argentina	774,624	0.58
Israel	579,725	0.44
Austria	540,612	0.41
New Zealand	325,817	0.25
Luxembourg	203,794	0.15
Portugal	93,759	0.07
South Africa	52,543	0.04
United States	39,009	0.03
Chile	25,458	0.02
United Arab Emirates	24,475	0.02
Mexico	6,228	0.00
Total	$132,549,148	100.00%
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of April 30, 2019
Great-West Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)	$132,549,148
Cash	1,827,765
Cash denominated in foreign currencies, fair value(b)	157,042
Cash pledged on futures contracts	177,387
Dividends receivable	703,194
Subscriptions receivable	220,979
Receivable for investments sold	224,907
Unrealized appreciation on forward foreign currency contracts	822
Total Assets	135,861,244
LIABILITIES:
Payable for director fees	3,124
Payable for distribution fees	24,565
Payable for other accrued fees	147,444
Payable for shareholder services fees	37,903
Payable to investment adviser	31,269
Redemptions payable	140,125
Unrealized depreciation on forward foreign currency contracts	1,384
Variation margin on futures contracts	1,468
Total Liabilities	387,282
NET ASSETS	$135,473,962
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,357,373
Paid-in capital in excess of par	128,304,582
Total distributable earnings	5,812,007
NET ASSETS	$135,473,962
NET ASSETS BY CLASS
Class L	$123,834,421
Institutional Class	$11,639,541
CAPITAL STOCK:
Authorized
Class L	86,000,000
Institutional Class	50,000,000
Issued and Outstanding
Class L	12,391,994
Institutional Class	1,181,733
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$9.99
Institutional Class	$9.85
(a) Cost of investments	$125,787,040
(b) Cost of cash denominated in foreign currencies	$157,626
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended April 30, 2019
Great-West Core Strategies: International Equity Fund(a)
INVESTMENT INCOME:
Dividends	$2,118,290
Foreign withholding tax	(277,058)
Total Income	1,841,232
EXPENSES:
Management fees	374,879
Shareholder services fees – Class L	215,509
Audit and tax fees	48,480
Custodian fees	138,964
Director's fees	16,675
Distribution fees – Class L	155,034
Legal fees	3,177
Pricing fees	24,095
Registration fees	67,636
Shareholder report fees	30,033
Transfer agent fees	6,333
Other fees	458
Total Expenses	1,081,273
Less amount waived by investment adviser	251,618
Less amount waived by distributor - Class L	5
Net Expenses	829,650
NET INVESTMENT INCOME	1,011,582
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	444,898
Net realized loss on futures contracts	(1,647,703)
Net Realized Loss	(1,202,805)
Net change in unrealized appreciation on investments and foreign currency translations	6,761,898
Net change in unrealized appreciation on futures contracts	11,149
Net change in unrealized depreciation on forward foreign currency contracts	(562)
Net Change in Unrealized Appreciation	6,772,485
Net Realized and Unrealized Gain	5,569,680
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,581,262
(a)Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended April 30, 2019
Great-West Core Strategies: International Equity Fund	2019 (a)
OPERATIONS:
Net investment income	$1,011,582
Net realized loss	(1,202,805)
Net change in unrealized appreciation	6,772,485
Net Increase in Net Assets Resulting from Operations	6,581,262
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	(690,718)
Institutional Class	(78,537)
From Net Investment Income and Net Realized Gains	(769,255)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	145,495,880
Institutional Class	11,693,897
Shares issued in reinvestment of distributions
Class L	690,718
Institutional Class	78,537
Shares redeemed
Class L	(28,275,561)
Institutional Class	(21,516)
Net Increase in Net Assets Resulting from Capital Share Transactions	129,661,955
Total Increase in Net Assets	135,473,962
NET ASSETS:
Beginning of Period	0
End of Period	$135,473,962
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	15,298,819
Institutional Class	1,176,011
Shares issued in reinvestment of distributions
Class L	69,555
Institutional Class	8,022
Shares redeemed
Class L	(2,976,380)
Institutional Class	(2,300)
Net Increase	13,573,727
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Class L
04/30/2019 (c)	$10.00	0.09	(0.04)	0.05	(0.06)	-	(0.06)	$9.99	0.46% (d)
Institutional Class
04/30/2019 (e)	$10.00	0.11	(0.19)	(0.08)	(0.07)	-	(0.07)	$9.85	(0.83%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
04/30/2019 (c)	$123,834	1.44% (g)	1.25% (g)	1.43% (g)	29% (d)
Institutional Class
04/30/2019 (e)	$ 11,640	2.07% (g)	0.65% (g)	1.39% (g)	29% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Class L inception date was September 10, 2018.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - April 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Core Strategies: International Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - April 30, 2019

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of April 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - April 30, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 8,700,973	$ 122,836,290	$ —	$ 131,537,263
Preferred Stock	—	1,011,189	—	1,011,189
Rights	—	—	696	696
Total investments, at fair value:	8,700,973	123,847,479	696	132,549,148
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	822	—	822
Futures Contracts(a)	$ 11,149	$ —	$ —	$ 11,149
Total Assets	$ 8,712,122	$ 123,848,301	$ 696	$ 132,561,119
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,384)	—	(1,384)
Total Liabilities	$ 0	$ (1,384)	$ 0	$ (1,384)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - April 30, 2019

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the period ended April 30, 2019 was as follows:
2019
Ordinary income	$769,255
$769,255
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At April 30, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$534,452
Undistributed long-term capital gains	—
Capital loss carryforwards	(843,931)
Post-October losses	(213,881)
Net unrealized appreciation	6,335,580
Tax composition of capital	$5,812,220
At April 30, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions of $843,931.
The Fund has elected to defer to the next fiscal year Post-October capital losses of $213,881.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of April 30, 2019 were as follows:
Federal tax cost of investments	$126,224,155
Gross unrealized appreciation on investments	11,426,260
Gross unrealized depreciation on investments	(5,090,680)
Net unrealized appreciation on investments	$6,335,580
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of April 30, 2019, had no effect on the Fund's financial position or the results of its operations.

Annual Report - April 30, 2019

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 72 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $537,096 in forward contracts for the reporting period.

Annual Report - April 30, 2019

Valuation of derivative investments as of April 30, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$11,149 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 822	Unrealized depreciation on forward foreign currency contracts	$(1,384)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended April 30, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(1,647,703)	Net change in unrealized appreciation on futures contracts	$11,149
Foreign exchange contracts (forwards)			Net change in unrealized depreciation on forward foreign currency contracts	$ (562)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At April 30, 2019, the amounts subject to recoupment were as follows:
Expires April 30, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$251,618	$0

Annual Report - April 30, 2019

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A, Franklin Templeton Institutional, LLC, and LSV Asset Management. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $952,500 for the fiscal year ended April 30, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $147,375,585 and $22,040,597, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to April 30, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - April 30, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Core Strategies: International Equity Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of April 30, 2019, the related statements of operations and changes in net assets and the financial highlights for the period from June 25, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 25, 2018 (commencement of operations) to April 30, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
June 19, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $251,720 and has derived gross income from sources within foreign countries amounting to $2,161,460.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended April 30, 2019, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, GWCM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	ILIM
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation. In addition, GWCM is responsible for allocating the assets of each Fund (with the exception of Short Duration) among one or more sub-advisers. In this connection, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the applicable Fund(s) or its allocated portion thereof, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, 1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, with respect to each applicable Fund, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management teams responsible for the day-to-day management of the Funds, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund(s), its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by GWCM and each applicable Sub-Adviser.
Investment Performance
With respect to each Fund’s investment performance, the Board noted that each Fund commenced operations on June 25, 2018 (with respect to each Fund’s Institutional Class shares), and given the limited operating period Broadridge determined that there was no meaningful performance record to include in its report. In this connection, the Board considered that it had initially approved the Agreements at a meeting held on April 20, 2018 (the “April 2018 Meeting”). Although the Agreements were subject to an initial two-year term with respect to each of the Funds, GWCM requested that the Board consider the continuation of the Agreements at the Meeting in order to align the timing of the Board’s assessment of the Agreements with the Board’s annual contract review process for the Advisory Agreement, with respect to other funds of the Company, and, as applicable, for other investment sub-advisory agreements with the Sub-Advisers. Given the circumstances, the Board noted its review at the April 2018 Meeting—with respect to GWCM for Flexible Bond and Short Duration and to each Sub-Adviser—of historical performance results of similar other funds of the Company managed by GWCM or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. The Board also noted its consideration at the April 2018 Meeting that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. Similarly, the Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board thus took into account its determination at the April 2018 Meeting that it was satisfied with the investment performance of GWCM and each Sub-Adviser. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2020.
With respect to each Fund other than Short Duration, which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Contractual Management Fee for each of Flexible Bond, International Equity, Short Duration and U.S. Equity was lower than its peer group median contractual management fee, and the Contractual Management Fee for Inflation-Protected Securities was the same as its peer group median contractual management fee. The Board also observed that each Fund’s total annual operating expense ratio was lower than its median peer group expense ratio, ranking in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent or competitive with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they manage, that certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and it noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized or to have been realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale were appropriately reflected in the management fee paid by each Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Funds by affiliates of GWCM, ILIM and Putnam, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company. The Board took into account the fact that the Funds are offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits derived or to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreement(s) is in the best interests of each Fund.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	64	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hudner has personal investments in a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Core Strategies: Inflation-Protected Securities Fund and other series of Great-West Funds. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Core Strategies: U.S. Equity Fund and other series of Great-West Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor forms). Great-West Funds' Forms N-Q (or any successor forms) are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $0 for fiscal year 2018 and $116,940 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $0 for fiscal year 2018 and $0 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,216,400 and for fiscal year 2019 equaled $1,192,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:June 19, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:June 19, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:June 19, 2019